ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015	Nov. 02, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ 305,247	$ 281,317	$ 271,976	$ 246,541
Foreign exchange translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	3	(195)
Defined benefit pension plan actuarial losses, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(7,534)	(10,358)
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (7,531)	$ (10,553)	$ (8,280)	$ (8,739)